FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Finance Income and Cost

	For the year ended December 31,
	2022	2021	2020
Finance income
Interest gain	2,832	652	1,920
Total	2,832	652	1,920

Finance expense
Interest expense on borrowings	(2,491)	(915)	(2,426)
Interest expense on lease liabilities	(6,822)	(5,415)	(4,944)
Other interest	(4,722)	(4,150)	(1,505)
Other	(2,517)	(2,228)	(1,555)
Total	(16,552)	(12,708)	(10,430)

Other financial results, net
Net loss arising from financial assets measured at fair value through PL	(7,537)	(8,537)	(3,423)
Net gain (loss) arising from financial assets measured at fair value through OCI	500	6	(16)
Gain arising from financial assets measured at amortized cost	—	—	395
Foreign exchange (loss) gain, net	(6,673)	3,900	(2,935)
Gain on transaction with bonds	13,883	708	9,580
Total	173	(3,923)	3,601